Share-based payments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Share-based payments [Abstract]
Disclosure of summary of modification [text block]	The summary of modification is as follows:

No of options (Live as on March 31, 2021)	Original Exercise period	Revised Exercise period
15,67,278	19-Jan-21	19-Jan-23
15,900	23-Apr-21	23-Apr-23
5,000	19-Oct-22	19-Oct-23

Disclosure of number and weighted average exercise prices of share options [text block]
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 and ASOP 2007 Plan is as follows:

		Weighted		Weighted		Weighted
		average		average		average
No. of options granted,	Number of	exercise	Number of	exercise	Number of	exercise
exercised and forfeited	options	price in ₹	options	price in ₹	options	price in ₹
	2021	2021	2020	2020	2019	2019
Outstanding at the beginning of the year	11,056,100	70.90	4,588,300	78.84	5,180,440	78.79
Granted during the year	465,000	118.05	7,220,000	89.55	335,000	115.79
Forfeited during the year	(726,000)	81.43	(673,300)	67.55	(467,440)	79.10
Expired during the year	-	-	-	-	-	-
Exercised during the year	(3,014,822)	81.43	(78,900)	67.55	(459,700)	79.10
Outstanding at the end of the year	7,780,278	86.13	11,056,100	70.90	4,588,300	78.84
Exercisable at the end of the year	6,582,070	81.99	4,281,090	77.92	4,441,848	78.28

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

			Weighted			Weighted
	Range of	Number	average	Weighted average	Number	average
	exercise price	outstanding on	exercise price	remaining	exercisable on	exercise price
As at	in ₹	March 31	in ₹	contractual life	March 31	In ₹
March 31, 2021	57.66 - 152.56	7,780,278	86.13	0.55 - 4.83 years	6,582,070	86.13
March 31, 2020	57.66 - 146.23	11,056,100	70.90	0.80 - 4.84 years	4,281,090	70.90
March 31, 2019	57.66 - 146.23	4,588,300	78.84	0.80 - 5.84 years	4,441,848	78.84

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	May 5, 2020	'Jan 28, 2021
Category	Category III	Category III
Current market price	75.65	169.52
Exercise price	68.08	152.56
Expected term	2-5 years	2-5 years
Volatility	52.08% to 90.94%	66.40% to 135.87%
Dividend yield	12%	12%
Discount rate	1%	1%